Exceptional items (Tables)	12 Months Ended
Dec. 31, 2018
Exceptional items
Schedule of exceptional items

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Impairment - property, plant and equipment	11	54	9
Restructuring and other costs	57	38	15
Start-up related costs	48	8	5
Non-cash inventory adjustment	—	—	10
Past service cost/(credit)	8	—	(24)
Exceptional items - cost of sales	124	100	15
Transaction-related costs - acquisition, integration and IPO	19	49	128
Restructuring and other costs	—	—	2
Exceptional items - SGA expenses	19	49	130
Impairment - goodwill	186	—	—
Exceptional items - impairment of intangible assets	186	—	—
Debt refinancing and settlement costs	16	117	157
Loss on derivative financial instruments	6	15	11
Interest payable on acquisition notes	—	—	17
Exceptional items - finance expense	22	132	185
Exceptional gain on derivative financial instruments	—	—	(88)
Exceptional items - finance income	—	—	(88)
Total exceptional items	351	281	242